UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-05527

GENERAL NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	11/30
Date of reporting period:	2/29/16

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
General New Jersey Municipal Money Market Fund, Inc.
February 29, 2016 (Unaudited)

	Coupon	Maturity	Principal
Short-Term Investments - 99.8%	Rate (%)	Date	Amount ($)		Value ($)
New Jersey - 99.8%
Allamuchy Township Board of Education,
GO Notes (School Bonds)	4.50	3/15/16	150,000		150,226
Allendale Borough,
GO Notes, Refunding (General
Improvement Bonds)	1.00	7/1/16	280,000		280,372
Avalon Borough,
GO Notes (General Improvement Bonds
and Water/Sewer Utility Bonds)	5.00	5/15/16	285,000		287,686
Belmar Borough Board of Education,
GO Notes, Refunding (School Bonds)	3.00	8/1/16	260,000		262,609
Bergenfield Borough,
GO Notes, BAN	1.00	3/2/16	523,000		523,008
Bernardsville Borough,
GO Notes (General Bonds and Sewer
Bonds)	2.25	8/15/16	504,000		508,248
Bloomfield Township,
GO Notes, BAN (Water Utility)	1.50	8/5/16	3,250,000		3,263,588
Brick Township,
GO Notes, Refunding	5.00	5/1/16	155,000		156,133
Bridgewater-Raritan Regional School
District,
GO Notes, Refunding (School Bonds)	4.00	7/15/16	305,000		308,860
Burlington County,
GO Notes	2.00	5/15/16	100,000		100,290
Burlington County,
GO Notes (General Improvement
Bonds)	3.50	9/1/16	800,000		812,451
Burlington County,
Solid Waste Utility BAN	1.00	5/17/16	5,750,000		5,759,554
Burlington County Bridge Commission,
Lease Revenue Notes (Governmental
Leasing Program)	1.50	5/17/16	4,775,000		4,787,303
Caldwell Borough,
GO Notes, Refunding (General
Improvement Bonds and Sewer Utility
Bonds)	2.00	7/1/16	445,000		447,071
Camden County Improvement Authority,
GO Notes, Refunding (County-
Guaranteed Open Space Trust Fund)	3.00	6/1/16	595,000		598,813
Camden County Improvement Authority,
Special Revenue (Congregation Beth El
Project) (LOC; TD Bank)	0.04	3/7/16	1,200,000	[a]	1,200,000
Carlstadt Borough Board of Education,
GO Notes, Refunding (School Bonds)	3.00	5/1/16	100,000		100,390
Clifton,
GO Notes, Refunding	4.00	7/15/16	100,000		101,306
Collingswood Borough Board of Education,
GO Notes, Refunding (School Bonds)	3.00	6/1/16	300,000		301,876
Delaware River Port Authority,
Revenue, Refunding (LOC; TD Bank)	0.01	3/7/16	700,000	[a]	700,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Short-Term Investments - 99.8% (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey - 99.8% (continued)
East Brunswick Township,
GO Notes (General Improvement Bonds
and Parking Utility Bonds)	2.00	3/15/16	1,995,000		1,996,312
Eastampton Township,
GO Notes, Refunding	2.50	7/1/16	415,000		417,553
Egg Harbor Township Board of Education,
GO Notes, Refunding (School Bonds)	1.25	4/1/16	120,000		120,073
Essex County Utilities Authority,
Solid Waste System Revenue, Refunding	5.00	4/1/16	350,000		351,304
Florence Township,
GO Notes, Refunding (The Board of
Commissioners of Fire District Number
1)	2.00	7/15/16	175,000		175,775
Franklin Township,
GO Notes, Refunding (General
Improvement Bonds and Open Space
Trust Fund Bonds)	4.00	5/1/16	125,000		125,716
Freehold Township Board of Education,
GO Notes, Refunding (School Bonds)	4.00	7/15/16	100,000		101,261
Garwood Borough,
GO Notes (General Improvement
Bonds)	1.50	4/1/16	135,000		135,125
Gloucestor County Pollution Control
Financing Authority,
PCR, Refunding (ExxonMobil Project)	0.01	3/1/16	100,000	[a]	100,000
Guttenberg,
GO Notes, BAN	1.00	3/18/16	1,500,000		1,500,277
Hamilton Township,
GO Notes	2.00	6/1/16	250,000		250,875
Hamilton Township,
GO Notes (General Improvement
Bonds)	2.00	6/1/16	800,000		802,801
Harrington Park Borough,
GO Notes	1.50	8/15/16	290,000		291,317
Hillsdale Borough Board of Education,
GO Notes, Refunding (School Bonds)	3.00	7/15/16	355,000		358,153
Jackson Township Board of Education,
GO Notes, Refunding (School Bonds)	5.25	6/15/16	300,000		304,025
Jefferson Township Board of Education,
GO Notes, Refunding (School Bonds)	5.00	9/15/16	100,000		102,367
Jersey City,
GO Notes (Real Property Tax Appeal
Refunding Notes and Special
Emergency Notes)	1.00	4/14/16	2,268,740		2,270,014
Lavallette Borough,
GO Notes, Refunding	1.50	4/1/16	315,000		315,292
Lenape Regional High School District
Board of Education,
GO Notes, Refunding (School Bonds)	3.00	3/15/16	270,000		270,264
Lenape Regional High School District
Board of Education,
GO Notes, Refunding (School Bonds)	3.00	4/1/16	525,000		526,155
Leonia Board of Education,
GO Notes, Refunding (School Bonds)	4.00	8/15/16	125,000		126,911
Linden,
GO Notes	2.00	3/15/16	425,000		425,260

	Coupon	Maturity	Principal
Short-Term Investments - 99.8% (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey - 99.8% (continued)
Livingston Township,
GO Notes, Refunding	3.00	7/15/16	100,000		100,962
Long Beach Township,
GO Notes, BAN	1.50	3/22/16	3,000,000		3,001,641
Long Beach Township,
GO Notes, Refunding, BAN	1.50	9/1/16	1,000,000		1,003,942
Medford Township Board of Education,
GO Notes, Refunding (School Bonds)	3.00	3/1/16	100,000		100,000
Middletown Township Board of Education,
GO Notes (School Bonds)	2.00	8/1/16	200,000		201,166
Monmouth County,
GO Notes (County College Bonds)	3.00	3/1/16	290,000		290,000
Monmouth County,
GO Notes (County Vocational School
Bonds)	3.00	3/1/16	440,000		440,000
Monmouth County,
GO Notes, Refunding (General
Improvement Bonds and Reclamation
Center Utility Bonds)	4.00	3/1/16	300,000		300,000
Monroe Township Board of Education,
GO Notes, Refunding (School District
Bonds)	2.00	3/1/16	120,000		120,000
Montclair Township,
GO Notes (General Improvement Bonds
and Sewer and Water Utility Bonds)	3.00	3/1/16	1,365,000		1,365,000
New Jersey Economic Development
Authority,
EDR (Community Options, Inc. Project)
(LOC; Wells Fargo Bank)	0.17	3/7/16	3,495,000	[a]	3,495,000
New Jersey Economic Development
Authority,
EDR (Diocese of Metuchen Project)
(LOC; Bank of America)	0.05	3/7/16	4,750,000	[a]	4,750,000
New Jersey Economic Development
Authority,
EDR (Duke Farms Foundation Project)
(LOC; Northern Trust Company)	0.01	3/1/16	1,200,000	[a]	1,200,000
New Jersey Economic Development
Authority,
EDR (Hathaway Associates, LLC
Project) (LOC; Wells Fargo Bank)	0.20	3/7/16	1,065,000	[a]	1,065,000
New Jersey Economic Development
Authority,
EDR (Marco Holdings, LLC Project)
(LOC; Wells Fargo Bank)	0.20	3/7/16	800,000	[a]	800,000
New Jersey Economic Development
Authority,
EDR (Maroukian Realty, LLC Project)
(LOC; TD Bank)	0.09	3/7/16	560,000	[a]	560,000
New Jersey Economic Development
Authority,
EDR (Paddock Realty, LLC Project)
(LOC; Wells Fargo Bank)	0.20	3/7/16	1,245,000	[a]	1,245,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Short-Term Investments - 99.8% (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey - 99.8% (continued)
New Jersey Economic Development
Authority,
EDR (PB Tower, LLC and Metro
Packaging and Imaging, Inc. Project)
(LOC; TD Bank)	0.20	3/7/16	240,000	[a]	240,000
New Jersey Economic Development
Authority,
EDR (PB Tower, LLC and Metro
Packaging and Imaging, Inc. Project)
(LOC; TD Bank)	0.20	3/7/16	2,520,000	[a]	2,520,000
New Jersey Economic Development
Authority,
EDR (RCC Properties, LLC Project)
(LOC; Wells Fargo Bank)	0.20	3/7/16	200,000	[a]	200,000
New Jersey Economic Development
Authority,
EDR (Volunteers of America Delaware
Valley Property, Inc. Project) (LOC; TD
Bank)	0.04	3/7/16	885,000	[a]	885,000
New Jersey Economic Development
Authority,
EDR, Refunding (RDR Investment
Company LLC) (LOC; JPMorgan Chase
Bank)	0.20	3/7/16	825,000	[a]	825,000
New Jersey Economic Development
Authority,
IDR (Penwell Holdings LLC Project)
(LOC; TD Bank)	0.09	3/7/16	320,000		320,000
New Jersey Economic Development
Authority,
PCR, Refunding (Exxon Project)	0.01	3/1/16	100,000	[a]	100,000
New Jersey Economic Development
Authority,
Revenue (CPC Behavioral Healthcare
Project) (LOC; Wells Fargo Bank)	0.17	3/7/16	1,400,000	[a]	1,400,000
New Jersey Economic Development
Authority,
Revenue (Developmental Disabilities
Association of New Jersey Inc. Project)
(LOC; Wells Fargo Bank)	0.17	3/7/16	1,140,000	[a]	1,140,000
New Jersey Economic Development
Authority,
Revenue (ESARC, Inc.) (Liquidity
Facility; TD Bank)	0.06	3/7/16	1,940,000	[a]	1,940,000
New Jersey Economic Development
Authority,
Revenue (Falcon Safety Products, Inc.
Project) (LOC; PNC Bank NA)	0.11	3/7/16	855,000	[a]	855,000
New Jersey Economic Development
Authority,
Revenue (Melrich Road Development
Company, LLC Project) (LOC; Wells
Fargo Bank)	0.20	3/7/16	1,410,000	[a]	1,410,000
New Jersey Economic Development
Authority,
Revenue (MZR Real Estate, L.P. Project)
(LOC; Wells Fargo Bank)	0.20	3/7/16	2,845,000	[a]	2,845,000

	Coupon	Maturity	Principal
Short-Term Investments - 99.8% (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey - 99.8% (continued)
New Jersey Economic Development
Authority,
Revenue (Oak Hill Academy Project)
(LOC; Wells Fargo Bank)	0.17	3/7/16	940,000	[a]	940,000
New Jersey Economic Development
Authority,
Revenue (Parke Place Associates, LLC
Project) (LOC; TD Bank)	0.09	3/7/16	4,305,000	[a]	4,305,000
New Jersey Economic Development
Authority,
Revenue (Somerset Hills YMCA Project)
(LOC; TD Bank)	0.04	3/7/16	1,900,000	[a]	1,900,000
New Jersey Economic Development
Authority,
Revenue (The Peddie School Project)
(Liquidity Facility; U.S. Bank NA)	0.01	3/7/16	3,305,000	[a]	3,305,000
New Jersey Economic Development
Authority,
Revenue (The Peddie School Project)
(Liquidity Facility; U.S. Bank NA)	0.01	3/7/16	4,800,000	[a]	4,800,000
New Jersey Economic Development
Authority,
Revenue (Visiting Nurse Association
Home Care, Inc. Project) (LOC; Wells
Fargo Bank)	0.12	3/7/16	3,065,000	[a]	3,065,000
New Jersey Economic Development
Authority,
Revenue (Young Men's Christian
Association of Metuchen Project) (LOC;
Wells Fargo Bank)	0.17	3/7/16	645,000	[a]	645,000
New Jersey Economic Development
Authority,
School Facilities Construction Revenue,
Refunding (Escrowed to Maturity)	5.00	3/1/16	200,000		200,000
New Jersey Economic Development
Authority,
Thermal Energy Facilities Revenue
(Marina Energy LLC Project) (LOC;
JPMorgan Chase Bank)	0.05	3/7/16	5,470,000	[a]	5,470,000
New Jersey Economic Development
Authority,
Thermal Energy Facilities Revenue
(Marina Energy LLC Project) (LOC;
JPMorgan Chase Bank)	0.05	3/7/16	10,000,000	[a]	10,000,000
New Jersey Educational Facilities
Authority,
Revenue, CP (Princeton University)	0.01	3/18/16	5,000,000		5,000,000
New Jersey Educational Facilities
Authority,
Revenue, CP (Princeton University)	0.01	4/4/16	5,200,000		5,200,000
New Jersey Health Care Facilities Financing
Authority,
Revenue (Hospital Capital Asset
Financing Program) (LOC; JPMorgan
Chase Bank)	0.01	3/7/16	150,000	[a]	150,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Short-Term Investments - 99.8% (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey - 99.8% (continued)
New Jersey Health Care Facilities Financing
Authority,
Revenue (Hospital Capital Asset
Financing Program) (LOC; JPMorgan
Chase Bank)	0.01	3/7/16	275,000	[a]	275,000
New Jersey Health Care Facilities Financing
Authority,
Revenue (Meridian Health System
Obligated Group Issue) (LOC; JPMorgan
Chase Bank)	0.01	3/7/16	300,000	[a]	300,000
New Jersey Health Care Facilities Financing
Authority,
Revenue (Meridian Nursing and
Rehabilitation, Inc.) (LOC; JPMorgan
Chase Bank)	0.04	3/7/16	280,000	[a]	280,000
New Jersey Health Care Facilities Financing
Authority,
Revenue (The Matheny School and
Hospital, Inc.) (LOC; Bank of America)	0.12	3/7/16	1,600,000	[a]	1,600,000
New Jersey Health Care Facilities Financing
Authority,
Revenue (Virtua Health Issue) (LOC; TD
Bank)	0.01	3/7/16	500,000	[a]	500,000
New Jersey Health Care Facilities Financing
Authority,
Revenue (Virtua Health, Inc.) (LOC;
Wells Fargo Bank)	0.02	3/7/16	100,000	[a]	100,000
New Jersey Housing and Mortgage Finance
Agency,
MFHR (LOC; Citibank NA)	0.01	3/7/16	12,000,000	[a]	12,000,000
New Jersey Housing and Mortgage Finance
Agency,
SFHR (Liquidity Facility; Bank of
America)	0.02	3/7/16	3,200,000	[a]	3,200,000
New Jersey Housing and Mortgage Finance
Agency,
SFHR (Liquidity Facility; Royal Bank of
Canada)	0.02	3/7/16	19,000,000	[a]	19,000,000
New Jersey Housing and Mortgage Finance
Agency,
Single Family Home Mortgage Revenue	2.00	10/1/16	100,000		100,806
New Providence Borough,
GO Notes (General Improvement
Bonds)	2.00	5/15/16	100,000		100,289
Newton,
GO Notes, BAN	1.50	8/26/16	1,139,000		1,143,899
North Bergen Township,
GO Notes, Refunding (General
Improvement Bonds)	3.00	4/1/16	370,000		370,780
North Haledon Borough,
GO Notes (General Improvement
Bonds)	1.00	3/15/16	375,000		375,086
North Plainfield Borough,
GO Notes (General Improvement Bonds
and Sewer Utility Bonds)	3.00	6/1/16	1,180,000		1,187,083
Northfield Board of Education,
GO Notes (School Bonds)	2.13	8/1/16	100,000		100,666

	Coupon	Maturity	Principal
Short-Term Investments - 99.8% (continued)	Rate (%)	Date	Amount ($)	Value ($)
New Jersey - 99.8% (continued)
Ocean County,
GO Notes (Capital Improvement Bonds)	3.00	6/1/16	100,000	100,627
Ocean County,
GO Notes, Refunding	3.00	8/1/16	200,000	201,911
Ocean County,
GO Notes, Refunding	4.00	8/1/16	100,000	101,500
Ocean County,
GO Notes, Refunding	5.00	8/1/16	1,235,000	1,259,470
Old Bridge Township,
GO Notes (General Improvement
Bonds)	2.00	3/15/16	200,000	200,111
Old Tappan Borough,
GO Notes (General Improvement
Bonds)	1.00	8/15/16	185,000	185,462
Palmyra Borough,
GO Notes (General Improvement Bonds
and Sewer Utility Bonds)	3.00	3/1/16	580,000	580,000
Passaic County,
GO Notes	3.00	4/1/16	100,000	100,217
Passaic County Improvement Authority,
LR, Refunding (Preakness Healthcare
Center Expansion Project)	5.00	5/1/16	175,000	176,296
Pennsauken Township,
Special Emergency Notes	1.00	6/23/16	1,200,000	1,201,297
Pine Hill Borough,
GO Notes	2.00	9/1/16	250,000	251,751
Pinelands Regional School District Board of
Education,
GO Notes, Refunding (School Bonds)	2.00	3/1/16	375,000	375,000
Piscataway Township Board of Education,
GO Notes, Refunding (School Bonds)	4.00	8/15/16	265,000	269,096
Point Pleasant Borough Board of
Education,
GO Notes, Refunding (School Bonds)	3.00	3/15/16	120,000	120,108
Point Pleasant Borough Board of
Education,
GO Notes, Refunding (School Bonds)	3.00	7/15/16	485,000	489,319
Port Authority of New York and New
Jersey,
(Consolidated Bonds, 152nd Series)
(JPMorgan Chase Bank PUTTERS, Series
2945) (Liquidity Facility; JPMorgan
Chase Bank)	0.04	3/7/16	1,660,000[a,b,c]	1,660,000
Port Authority of New York and New
Jersey,
(Consolidated Bonds, 185th Series)
(Citigroup ROCS, Series RR II R-14086)
(Liquidity Facility; Citibank NA)	0.04	3/7/16	2,050,000[a,b,c]	2,050,000
Port Authority of New York and New
Jersey,
CP	0.04	3/22/16	12,205,000	12,205,000
Port Authority of New York and New
Jersey,
CP	0.05	4/5/16	5,200,000	5,200,000
Port Authority of New York and New
Jersey,
CP	0.05	4/6/16	1,010,000	1,010,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Short-Term Investments - 99.8% (continued)	Rate (%)	Date	Amount ($)	Value ($)
New Jersey - 99.8% (continued)
Rahway,
GO Notes	2.00	8/1/16	350,000	352,185
Ramapo Indian Hills Regional High School
District Board of Education,
GO Notes, Refunding (School Bonds)	2.50	6/1/16	1,075,000	1,080,097
River Vale Township,
GO Notes (General Capital Bonds and
Golf Course Utility Bonds)	2.00	8/1/16	230,000	231,435
Rutgers, The State University of New
Jersey,
GO Notes	5.00	5/1/16	1,220,000	1,229,673
Rutgers, The State University of New
Jersey,
GO Notes, Refunding	4.00	5/1/16	1,070,000	1,076,775
Rutgers, The State University of New
Jersey,
GO Notes, Refunding	4.00	5/1/16	260,000	261,482
Secaucus Board of Education,
GO Notes (School Bonds)	2.00	8/15/16	260,000	261,653
South Amboy,
GO Notes (General Improvement
Bonds)	4.38	8/1/16	100,000	101,464
Summit,
GO Notes, Refunding (Assessment
Bonds, General Bonds and School
Bonds)	5.25	6/1/16	130,000	131,544
Tender Option Bond Trust Receipts (Series
2015-XF2163),
(Port Authority of New York and New
Jersey, Consolidated Bonds, 194th
Series) (Liquidity Facility; Citibank NA)	0.01	3/7/16	1,220,000[a,b,c]	1,220,000
Toms River Township,
GO Notes (General Improvement Bonds
and Golf Utility Improvement Bonds)	3.00	6/15/16	100,000	100,725
Toms River Township,
Special Emergency Notes	1.00	6/22/16	1,575,000	1,576,687
Trenton,
GO Notes (School Bonds)	3.00	4/15/16	100,000	100,294
Union County,
GO Notes (County College Bonds)	3.00	3/1/16	4,005,000	4,005,000
Union County,
GO Notes, Refunding (County
Vocational-Technical School Bonds and
General Improvement Bonds)	2.00	3/1/16	195,000	195,000
Union County,
GO Notes, Refunding (General
Improvement Bonds)	5.00	3/1/16	100,000	100,000
Union County Improvement Authority,
GO Lease Revenue, Refunding (Juvenile
Detention Center Facility Project)	3.60	5/1/16	245,000	246,215
West New York,
GO Notes	2.00	5/15/16	175,000	175,505
West Orange Board of Education,
COP, Refunding (Lease Purchase
Agreement between West Orange
Township Board of Education as Lessee
and AGH Leasing, Inc. as Lessor)	2.00	10/1/16	1,305,000	1,314,277

	Coupon	Maturity	Principal
Short-Term Investments - 99.8% (continued)	Rate (%)	Date	Amount ($)	Value ($)
New Jersey - 99.8% (continued)
Willingboro Township,
GO Notes (General Improvement
Bonds)	2.00	4/15/16	650,000	651,274

Total Investments (cost $194,196,384)			99.8%	194,196,384
Cash and Receivables (Net)			0.2%	473,689
Net Assets			100.0%	194,670,073

a Variable rate demand note—rate shown is the interest rate in effect at February 29, 2016. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2016, these securities amounted to $4,930,000 or 2.53% of net assets.
c The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-
term rates).

STATEMENT OF INVESTMENTS
General New Jersey Municipal Money Market Fund, Inc.
February 29, 2016 (Unaudited)

The following is a summary of the inputs used as of February 29, 2016 in valuing the fund’s investments:

Valuation Inputs	Short-Term Investments ($)†
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	194,196,384
Level 3 - Significant Unobservable Inputs	-
Total	194,196,384

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund’s Board Members (“Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

GENERAL NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    April 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    April 25, 2016

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    April 25, 2016

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)